CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	€ 13,763	€ 10,606	€ 12,017
Cost of sales	(8,677)	(6,871)	(7,424)
Gross profit	5,086	3,735	4,593
Selling and distribution expenses	(2,496)	(1,939)	(2,258)
Administrative expenses	(1,074)	(983)	(787)
Operating profit	1,516	813	1,548
Finance income	43	33	49
Finance costs	(172)	(144)	(145)
Total finance costs, net	(129)	(111)	(96)
Non-operating items	(5)	(7)	2
Profit before taxes	1,382	695	1,454
Taxes	(394)	(197)	(364)
Profit after taxes	988	498	1,090
Profit attributable to shareholders	982	498	1,090
Profit attributable to non-controlling interests	€ 6	€ 0	€ 0
Basic earnings per share (in EUR per share)	€ 2.15	€ 1.09	€ 2.34
Diluted earnings per share (in EUR per share)	€ 2.15	€ 1.09	€ 2.32